Share Based Compensation - Summary of Assumptions Used to Value the Share Options (Detail) - Binomial Tree Option Pricing Model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Risk-free interest rate (%) Minimum	3.88%	3.52%	1.52%
Risk-free interest rate (%) Maximum	4.52%	4.77%	4.10%
Expected volatility (%) Minimum	53.00%	54.00%	48.00%
Expected volatility (%) Maximum	55.00%	56.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%
Life of option	10 years	10 years	10 years
Exercise multiple	$ 2.5	$ 2.5	$ 2.5
Post-vesting forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)	$ 1	$ 1.3	$ 1.75
Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Fair value of ordinary shares (US$)	$ 2.67	$ 3.37	$ 10.78